Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)			3 Months Ended		12 Months Ended
		Dec. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023		Apr. 30, 2022
Schedule of Related Party Transactions [Abstract]
Nature					Due on demand, non-interest bearing
Relationship					John Xu, has majority ownership of this entity
Total Related party transactions		$ 40,775			$ 30,000
Sales to related parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 68,518	$ 139,328	$ 684,138		1,914,667
Sales to related parties [Member] | The United Food LLC [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales
Relationship			John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions			$ 2,663	1,152	$ 30,052		2,739
Sales to related parties [Member] | GF Supermarket of MP, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales
Relationship			Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022		Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions				54,218			702,082
Sales to related parties [Member] | Hong Kong Supermarket of Monterey Park, Ltd [Member]
Schedule of Related Party Transactions [Abstract]
Nature					Supermarket product sales
Relationship					John Xu, controls this entity
Total Related party transactions							822,699
Sales to related parties [Member] | HKGF Market of Alhambra, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales
Relationship			Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions			$ 59,883	83,958	$ 654,086		387,147
Purchases from related parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 59,234	33,949	$ 246,196
Purchases from related parties [Member] | The United Food LLC [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales
Relationship			John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders		John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders
Total Related party transactions			$ 674	2,277	$ 52,848
Purchases from related parties [Member] | GF Supermarket of MP, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales
Relationship			Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions				4,257
Purchases from related parties [Member] | HKGF Market of Alhambra, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales
Relationship			Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership
Total Related party transactions				809	$ 8,379
Purchases from related parties [Member] | Dai Cheong Trading Co Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Import and wholesales of groceries		Import and wholesales of groceries
Relationship			John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions			$ 37,973	$ 26,606	$ 184,969
Accounts receivable — sales to related parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 255,073		$ 289,615
Accounts receivable — sales to related parties [Member] | GF Supermarket of MP, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature	[1]				Supermarket product sales
Relationship	[1]				Grace Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022
Total Related party transactions	[1]						114,158
Accounts receivable — sales to related parties [Member] | HKGF Market of Alhambra, Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales	[1]
Relationship			Grace Xu, spouse of John Xu, controls this entity with 100% ownership		Grace Xu, spouse of John Xu, controls this entity with 100% ownership	[1]
Total Related party transactions			$ 241,345		$ 283,005	[1]	292,566	[1]
Accounts receivable — sales to related parties [Member] | United Food LLC [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Supermarket product sales		Supermarket product sales	[1]
Relationship			John Xu, is one of the United Food LLC’s shareholders		John Xu, is one of the United Food LLC’s shareholders	[1]
Total Related party transactions			$ 7,763		$ 6,610	[1]	2,739	[1]
Accounts Receivable Related Parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions					289,615		409,463
Accounts payable — purchase from related parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 469,782		$ 465,310
Accounts payable — purchase from related parties [Member] | Hong Kong Supermarket of Monterey Park, Ltd [Member]
Schedule of Related Party Transactions [Abstract]
Nature					Due on demand, non-interest bearing
Relationship					John Xu, controls this entity
Total Related party transactions					$ 438,725
Accounts payable — purchase from related parties [Member] | Dai Cheong Trading Co Inc [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Import and wholesales of groceries		Import and wholesales of groceries
Relationship			John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.		John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.
Total Related party transactions			$ 31,057		$ 26,585
Other Receivables Related Parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 33,995		$ 33,995		20,000
Other Receivables Related Parties [Member] | Good Fortune CA3, LP [Member]
Schedule of Related Party Transactions [Abstract]
Nature	[2]				Due on demand, non-interest bearing
Relationship	[2]				John Xu, the Company’s Chairman and Chief Executive Officer, has majority ownership of this entity
Total Related party transactions	[2]						20,000
Other Receivables Related Parties [Member] | Ideal Investment [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Due on demand, non-interest bearing		Due on demand, non-interest bearing
Relationship			John Xu, has majority ownership of this entity		John Xu, has majority ownership of this entity
Total Related party transactions			$ 3,995		$ 3,995
Other Receivables Related Parties [Member] | Ideal City Capital [Member]
Schedule of Related Party Transactions [Abstract]
Nature			Due on demand, non-interest bearing
Relationship			John Xu, has majority ownership of this entity
Total Related party transactions			$ 30,000		30,000
Other Payables Related Parties [Member]
Schedule of Related Party Transactions [Abstract]
Total Related party transactions			$ 241,585		$ 241,585		354,555
Other Payables Related Parties [Member] | John Xu [Member]
Schedule of Related Party Transactions [Abstract]
Nature			due on demand, non-interest bearing		due on demand, non-interest bearing
Relationship			The Company’s Chairman and Chief Executive Officer		The Company’s Chairman and Chief Executive Officer
Total Related party transactions			$ 200,810		$ 200,810		174,594
Other Payables Related Parties [Member] | Grace Xu [Member]
Schedule of Related Party Transactions [Abstract]
Nature			due on demand, non-interest bearing		due on demand, non-interest bearing
Relationship			Spouse of John Xu		Spouse of John Xu
Total Related party transactions			$ 40,775		$ 40,775		40,775
Other Payables Related Parties [Member] | J&C Int’l Group LLC [Member]
Schedule of Related Party Transactions [Abstract]
Nature					due on demand, non-interest bearing
Relationship					John Xu, has majority ownership of this entity
Total Related party transactions							108,361
Other Payables Related Parties [Member] | Ideal City Capital [Member]
Schedule of Related Party Transactions [Abstract]
Nature					due on demand, non-interest bearing
Relationship					John Xu, has majority ownership of this entity
Total Related party transactions							$ 30,825

[1]	The accounts receivables as of April 30, 2022 have been repaid by the related parties on July 28, 2022.
[2]	This receivable had been repaid by the related party on July 29, 2022. During the year ended April 30, 2023, the Company incurred new short-term borrowing from related parties of $33,995.